UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 22.1%
	ENERGY – 19.1%
	Chesapeake Energy Corp.
$750,000	7.250%, 12/15/2018	$849,375
650,000	6.625%, 8/15/2020	697,125
675,000	Concho Resources, Inc. 7.000%, 1/15/20211	740,812
1,000,000	CONSOL Energy, Inc. 8.250%, 4/1/20201	1,065,000
550,000	Denbury Resources, Inc. 8.250%, 2/15/20201	605,000
875,000	EQT Corp. 4.875%, 11/15/2021	895,470
700,000	Exterran Holdings, Inc. 7.250%, 12/1/20181	742,000
275,000	QEP Resources, Inc. 6.875%, 3/1/2021	298,375
		5,893,157

	INDUSTRIAL – 3.0%
850,000	Teekay Corp. 8.500%, 1/15/2020	918,000

	TOTAL CORPORATE BONDS (Cost $6,669,017)	6,811,157

Number of Shares

	COMMON STOCKS – 52.7%
	ENERGY – 44.8%
10,325	Anadarko Petroleum Corp.	943,912
37,577	Enbridge Energy Management LLC	1,126,939
28,200	Enbridge, Inc.	1,154,790
14,725	EQT Corp.	1,262,227
13,641	Kinder Morgan Management LLC	1,089,084
29,280	Kinder Morgan, Inc.	1,110,590
5,050	Occidental Petroleum Corp.	445,461
26,010	ONEOK, Inc.	1,337,954
13,350	QEP Resources, Inc.	364,722
25,920	Spectra Energy Corp.	858,211
20,170	Targa Resources Corp.	1,373,375
20,705	TransCanada Corp.	903,152
49,875	Williams Cos., Inc.	1,807,470
		13,777,887

	INDUSTRIAL – 2.2%
920	KNOT Offshore Partners LP	22,126

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
20,506	Teekay Offshore Partners LP	$651,475
		673,601

	UTILITIES – 5.7%
23,670	CenterPoint Energy, Inc.	542,753
23,405	NiSource, Inc.	684,830
5,000	NRG Yield, Inc. - Class A*	139,300
18,420	Questar Corp.	403,767
		1,770,650

	TOTAL COMMON STOCKS (Cost $13,918,184)	16,222,138

	MASTER LIMITED PARTNERSHIPS – 23.5%
	ENERGY – 22.0%
5,920	Buckeye Partners LP	414,400
11,745	DCP Midstream Partners LP	562,938
25,050	Energy Transfer Equity LP	1,611,466
11,120	Enterprise Products Partners LP	660,750
13,745	EV Energy Partner LP	501,555
83,687	Inergy LP	1,149,859
8,405	MarkWest Energy Partners LP	561,370
11,955	Plains All American Pipeline LP	604,445
4,035	QEP Midstream Partners LP*	91,393
5,145	Tallgrass Energy Partners LP	116,689
7,200	Tesoro Logistics LP	385,920
4,485	World Point Terminals LP*	90,149
		6,750,934

	UTILITIES – 1.5%
11,855	Western Gas Equity Partners LP	466,850

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,826,486)	7,217,784

	SHORT-TERM INVESTMENTS – 2.0%
602,712	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%2	602,712

	TOTAL SHORT-TERM INVESTMENTS (Cost $602,712)	602,712

	TOTAL INVESTMENTS – 100.3% (Cost $27,016,399)	30,853,791

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2013 (Unaudited)

Liabilities in Excess of Other Assets – (0.3)%	$(84,181)

TOTAL NET ASSETS – 100.0%	$30,769,610

Number of Contracts		Value

	WRITTEN OPTION CONTRACTS – (0.5)%
	CALL OPTIONS – (0.5)%
	Anadarko Petroleum Corp.
(103)	Exercise Price: $90, Expiration Date: November 16, 2013	(57,371)
	EQT Corp.
(147)	Exercise Price: $90, Expiration Date: December 21, 2013	(47,040)
	NiSource, Inc.
(154)	Exercise Price: $32, Expiration Date: October 19, 2013	(1,540)
	Occidental Petroleum Corp.
(50)	Exercise Price: $100, Expiration Date: November 16, 2013	(2,500)
	Targa Resources Corp.
(201)	Exercise Price: $70, Expiration Date: October 19, 2013	(30,150)

	TOTAL WRITTEN OPTION CONTRACTS (Proceeds $147,865)	$(138,601)

LLC – Limited Liability Company
LP – Limited Partnership

*	Non-income producing security.

1	Callable.

2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

Note 1 – Organization
The FAMCO MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
A Master Limited Partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2013 (Unaudited)

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At August 31, 2013, gross unrealized appreciation and (depreciation) of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$26,823,641

Gross unrealized appreciation	$4,574,112
Gross unrealized depreciation	(543,962)

Net unrealized appreciation	$4,030,150

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2013 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income (loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s assets carried at fair value:

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2013 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$5,893,157	$-	$5,893,157
Industrial	-	918,000	-	918,000
Common Stocks
Energy	13,777,887	-	-	13,777,887
Industrial	673,601	-	-	673,601
Utilities	1,770,650	-	-	1,770,650
Master Limited Partnerships
Energy	6,750,934	-	-	6,750,934
Utilities	466,850	-	-	466,850
Short-Term Investments	602,712	-	-	602,712
Total Assets	$24,042,634	$6,811,157	$-	$30,853,791

Liabilities
Securities Sold Short
Written Options Contracts	$(61,411)	$(77,190)	$-	$(138,601)
Total Liabilities	$(61,411)	$(77,190)	$-	$(138,601)

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of reporting period. There were no transfers at period end.

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 22.0%
	ENERGY – 19.6%
	Chesapeake Energy Corp.
$2,000,000	7.250%, 12/15/2018	$2,265,000
4,720,000	6.625%, 8/15/2020	5,062,200
3,550,000	6.875%, 11/15/2020	3,842,875
	Concho Resources, Inc.
4,000,000	7.000%, 1/15/20211	4,390,000
2,000,000	6.500%, 1/15/20221	2,120,000
2,500,000	5.500%, 4/1/20231	2,425,000
7,000,000	CONSOL Energy, Inc. 8.250%, 4/1/20201	7,455,000
3,881,000	DCP Midstream LLC 6.750%, 9/15/20372	4,246,206
3,000,000	Denbury Resources, Inc. 8.250%, 2/15/20201	3,300,000
4,500,000	Exterran Holdings, Inc. 7.250%, 12/1/20181	4,770,000
11,000,000	Forest Oil Corp. 7.500%, 9/15/20201	10,615,000
3,000,000	NGPL PipeCo LLC 9.625%, 6/1/20191, 2	3,090,000
	QEP Resources, Inc.
1,000,000	6.800%, 4/1/2018	1,027,500
5,800,000	6.875%, 3/1/2021	6,293,000
9,500,000	Rockies Express Pipeline LLC 5.625%, 4/15/20202	8,075,000
865,000	Sonat, Inc. 7.000%, 2/1/2018	926,336
4,000,000	Western Refining, Inc. 6.250%, 4/1/20211	3,940,000
		73,843,117

	INDUSTRIAL – 2.4%
8,225,000	Teekay Corp. 8.500%, 1/15/2020	8,883,000

	TOTAL CORPORATE BONDS (Cost $85,670,583)	82,726,117

Number of Shares

	COMMON STOCKS – 52.0%
	ENERGY – 44.3%
122,340	Anadarko Petroleum Corp.	11,184,323
456,005	Enbridge Energy Management LLC	13,675,583
343,100	Enbridge, Inc.	14,049,945
175,315	EQT Corp.	15,028,002

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
170,548	Kinder Morgan Management LLC	$13,616,549
355,805	Kinder Morgan, Inc.	13,495,684
60,075	Occidental Petroleum Corp.	5,299,216
312,565	ONEOK, Inc.	16,078,344
159,950	QEP Resources, Inc.	4,369,834
315,135	Spectra Energy Corp.	10,434,120
241,740	Targa Resources Corp.	16,460,076
251,155	TransCanada Corp.	10,955,381
606,570	Williams Cos., Inc.	21,982,097
		166,629,154

	INDUSTRIAL – 2.1%
10,520	KNOT Offshore Partners LP	253,006
247,042	Teekay Offshore Partners LP	7,848,524
		8,101,530

	UTILITIES – 5.6%
286,600	CenterPoint Energy, Inc.	6,571,738
284,425	NiSource, Inc.	8,322,276
45,000	NRG Yield, Inc. - Class A*	1,253,700
220,800	Questar Corp.	4,839,936
		20,987,650

	TOTAL COMMON STOCKS (Cost $177,105,890)	195,718,334

	MASTER LIMITED PARTNERSHIPS – 23.2%
	ENERGY – 21.7%
70,900	Buckeye Partners LP	4,963,000
141,909	DCP Midstream Partners LP	6,801,698
304,735	Energy Transfer Equity LP	19,603,603
134,635	Enterprise Products Partners LP	8,000,012
165,130	EV Energy Partner LP	6,025,594
1,016,961	Inergy LP	13,973,044
102,095	MarkWest Energy Partners LP	6,818,925
144,655	Plains All American Pipeline LP	7,313,757
48,390	QEP Midstream Partners LP*	1,096,033
62,205	Tallgrass Energy Partners LP	1,410,809
87,700	Tesoro Logistics LP	4,700,720
53,765	World Point Terminals LP*	1,080,677
		81,787,872

	UTILITIES – 1.5%
144,025	Western Gas Equity Partners LP	5,671,704

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $75,170,391)	87,459,576

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 2.7%
10,361,564	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%3	$10,361,564

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,361,564)	10,361,564

	TOTAL INVESTMENTS – 99.9% (Cost $348,308,428)	376,265,591
	Other Assets in Excess of Liabilities – 0.1%	259,482

	TOTAL NET ASSETS – 100.0%	$376,525,073

Number of Contracts

	WRITTEN OPTION CONTRACTS – (0.4)%
	CALL OPTIONS – (0.4)%
	Anadarko Petroleum Corp.
(1,212)	Exercise Price: $90, Expiration Date: November 16, 2013	(675,084)
	EQT Corp.
(1,728)	Exercise Price: $90, Expiration Date: December 21, 2013	(552,960)
	NiSource, Inc.
(1,813)	Exercise Price: $32, Expiration Date: October 19, 2013	(18,130)
	Occidental Petroleum Corp.
(590)	Exercise Price: $100, Expiration Date: November 16, 2013	(29,500)
	Targa Resources Corp.
(2,385)	Exercise Price: $70, Expiration Date: October 19, 2013	(357,750)

	TOTAL WRITTEN OPTION CONTRACTS (Proceeds $1,742,084)	$(1,633,424)

LLC – Limited Liability Company
LP – Limited Partnership

*	Non-income producing security.

1	Callable.

2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

Note 1 – Organization
The FAMCO MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund primarily seeks current income and secondarily seeks long-term capital appreciation.  The Fund offers three classes of shares, Class A, Class C and Class I. Class A Shares commenced investment operations on May 18, 2011.  Class C Shares commenced investment operations on April 2, 2012.  Class I Shares commenced investment operations on December 27, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
A Master Limited Partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2013 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At August 31, 2013, gross unrealized appreciation and (depreciation) of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2013 (Unaudited)

Cost of investments	$348,151,319

Gross unrealized appreciation	$38,490,721
Gross unrealized depreciation	(10,376,449)

Net unrealized appreciation	$28,114,272

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income (loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$73,843,117	$-	$73,843,117
Industrial	-	8,883,000	-	8,883,000
Common Stocks
Energy	166,629,154	-	-	166,629,154
Industrial	8,101,530	-	-	8,101,530
Utilities	20,987,650	-	-	20,987,650
Master Limited Partnerships
Energy	81,787,872	-	-	81,787,872
Utilities	5,671,704	-	-	5,671,704
Short-Term Investments	10,361,564	-	-	10,361,564
Total Assets	$293,539,474	$82,726,117	$-	$376,265,591

Liabilities
Securities Sold Short
Written Options Contracts	$(722,714)	$(910,710)	$-	$(1,633,424)
Total Liabilities	$(722,714)	$(910,710)	$-	$(1,633,424)

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	10/24/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	10/24/2013

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	10/24/2013

* Print the name and title of each signing officer under his or her signature.